File No. 333-153288

As filed with the SEC on September 24, 2008
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.  1
(Check appropriate box or boxes)

MONEY MARKET OBLIGATIONS TRUST
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

C. Grant Anderson, Esquire
Reed Smith LLP
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire
Dickstein Shapiro LLP
1825 Eye Street, NW
Washington, DC  20006

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of Securities being Registered:
Institutional Shares, Institutional Capital Shares and Institutional Service Shares, without par value, of Municipal Obligations Fund
and
Institutional Service Shares, without par value, of Michigan Municipal Cash Trust.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended

PART C.	OTHER INFORMATION.

Item 15                   Indemnification:

The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, by virtue of his being or having been a Trustee or officer of the Trust or his serving or having served as a trustee, director, officer, partner, or fiduciary of another trust, corporation, partnership, joint venture, or other enterprise at the request of the Trust, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct").

Item 16.	Exhibits:

1.1	Conformed copy of Amended and Restated Declaration of Trust of Registrant Restatement and Amendment Nos. 1-18;	(35)
1.2	Conformed copy of Amendment Nos. 19-20 of Amended and Restated Declaration of Trust of Registrant; (43)
1.3	Conformed copy of Amendment No. 21 of Amended and Restated Declaration of Trust of Registrant; (50)
1.4	Conformed copy of Amendment No. 22 of Amended and Restated Declaration of Trust of Registrant; (55)
1.5	Conformed copy of Amendment No. 23 of Amended and Restated Declaration of Trust of Registrant; (57)
1.6	Conformed copy of Amendment No. 24 of Amended and Restated Declaration of Trust of Registrant; (58)
1.7	Conformed copy of Amendment Nos. 25-26 of Amended and Restated Declaration of Trust of Registrant; (59)
1.8	Conformed copy of Amendment Nos. 27-28	of Amended and Restated Declaration of Trust of Registrant; (62)
2.1	Copy of Amended and Restated By-Laws of the Registrant Nos. 1-4; (35)
2.2	Copy of Amendment No. 5 to the Amended and Restated By-Laws of the Registrant; (42)
2.3	Copy of Amendment No. 6 to the Amended and Restated By-Laws of the Registrant; (46)
2.4	Copy of Amendment No. 7 to the Amended and Restated By-Laws of the Registrant; (52)
2.5	Copy of Amendment No. 8 to the Amended and Restated By-Laws of the Registrant; (59)
2.6	Copy of Amendment No. 9 to the Amended and Restated By-Laws of the Registrant; (60)
2.7	Copy of Amendment No. 10 to the Amended and Restated By-Laws of the Registrant; (65)
3.	Not Applicable
4.	Forms of Agreement and Plans of Reorganization are filed herewith as Exhibit A to the Proxy Statement/Prospectus
5.1	Not Applicable
6.1	Conformed copy of Amended and Restated Investment Advisor Contract with Exhibits A-PP; (35)
6.2	Conformed copy of Amendment to the Investment Advisory Contract; (38)
6.3	Conformed copy of Exhibit QQ to the Investment Advisory Contract; (44)
6.4	Conformed copies of Exhibits RR-TT of the Investment Advisory Contract; (56)
6.5	Copy of Amendment #1 to Exhibit H of the Investment Advisory Contract; (58)
6.6	Copy of Amendment #1 to Exhibits T, U, V, AA, BB, CC, EE, GG, HH, and JJ of the Investment Advisory Contract; (62)
6.7	Copy of Amendment #1 to Exhibit OO of the Investment Advisory Contract; (65)
7.1	Conformed copy of Distributor’s Contract of the Registrant and Exhibits A-R; (35)
7.2	Conformed copies of Exhibits S-W to the Distributor’s Contract; (54)
7.3	Conformed copy of Amendment to the Distributor’s Contract; (38)
7.4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust-Class B Shares); (23)
7.5	The Registrant hereby incorporates the conformed copy of the specimen

Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).

7.6	Conformed copy of Amendment to the Distributor’s Contract; (46)
7.7	Conformed copies of Exhibits X-Y to the Distributor’s Contract; (46)
7.8	Conformed copy of Exhibit U to the Distributor’s Contract; (58)
7.9	Conformed copy of Exhibit Z to the Distributor’s Contract; (62)
7.10	Conformed copy of Exhibits AA and Exhibit K to the Distributor’s Contract; (63)
8.	Not Applicable
9.1	Conformed Copy of the Custodian Agreement of the Registrant; (8)
9.2	Conformed copy of Custodian Fee Schedule; (17)
9.3
Conformed copy of the Custody Agreement (Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust)and Conformed Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company and Federated Services Company; (62)

9.4
Conformed copy of the Custody Agreement and Fund Accounting Agreement between Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust and the Bank of New York; 63)

9.5                      Conformed copy of the Amendments to the Custodian Contract andFund Accounting Agreement between The Bank of New York andFederated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust, Government Obligations Tax-Managed Fund, U.S. Treasury Cash Reserves and Automated Government Cash Reserves; (65)
10.1                      Conformed copy of Distribution Plan of the Registrant and Exhibits A-I;(53)
10.2                      Conformed copies of Exhibits J-K of the Registrant; (55)
10.3                      Conformed copy of Exhibit L of the Registrant; (57)
10.4                      Conformed copy of Exhibit K of the Registrant; (58)
10.5                      Conformed copy of Exhibit M of the Registrant; (62)
11.1	Opinion and Consent of Counsel as to legality of Shares being issued; + (MOF)
11.2	Opinion and Consent of Counsel as to legality of Shares being issued; + (MIMCT)
12.1	Opinion regarding tax consequences of Reorganization; + (MOF)
12.2	Opinion regarding tax consequences of Reorganization;+ (MIMCT)
13.1	Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust - Class B Shares); (23)
13.2	Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust - Class B Shares);(23)
13.3
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 Revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843).

13.4
he Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)

13.5
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7155).

13.6
The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309).

13.7
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and (811-5843).

13.8
The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)

13.9
The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).

13.10
The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company, from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).

13.11	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services;(62)
13.12	Conformed copy of Agreement for Administrative Services, with Exhibit 1 and Amendments 1 through 4 attached, between Registrant and Federated Administrative Services; (65)
14.1	Conformed copy of Consent of Independent Auditors for Fifth Third Funds (PWC); (67)
14.2	Conformed copy of Consent of Independent Auditors for Federated Funds (E&Y); (67)
14.3	Conformed copy of Consent of Independent Auditors for Federated Funds (KPMG); (67)
15.	Not Applicable
16.1	Conformed copy of Unanimous Consent of Trustees for Power of Attorney; (66)
16.2	Conformed copy of Power of Attorney of the Registrant;(66)
17.1	Form of Ballot; (66)
+	Exhibit is being filed electronically with registration statement; indicate by footnote

8.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).
17.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).
23.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950).
35.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).
38.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed September 28, 2001. (File Nos. 33-31602 and 811-5950).
42. Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed December 20, 2002. (File Nos. 33-31602 and 811-5950).
43.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed May 30, 2003. (File Nos. 33-31602 and 811-5950).
44.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed June 30, 2003. (File Nos. 33-31602 and 811-5950).
46.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed December 30, 2003. (File Nos. 33-31602 and 811-5950).
50.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed June 29, 2004. (File Nos. 33-31602 and 811-5950).
55.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed May 2, 2005. (File Nos. 33-31602 and 811-5950).
56.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed May 27, 2005. (File Nos. 33-31602 and 811-5950).
57.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed June 28, 2005. (File Nos. 33-31602 and 811-5950).
58.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed September 30, 2005. (File Nos. 33-31602 and 811-5950).
59.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed February 27, 2006. (File Nos. 33-31602 and 811-5950).
60.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed may 26, 2006 (File Nos. 33-31602 and 811-5950).
62.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed February 27, 2007. (File Nos. 33-31602 and 811-5950).
65.	Response is incorporated by reference to Registrant's Post-Effective Registration Statement on Form N-1A filed December 17, 2007. (File Nos. 33-31602 and 811-5950).
66. Response is incorporated by reference to Initial N-14 Registration Statement of the Registrant. (File No. 333-153288)
67. Response is incorporated by reference to Amended N-14 Registration Statement of the Registrant. (File No. 333-153288)

1	Initial Registration Statement filed October 20, 1989
8	PEA No. 8 filed June 1, 1994
12	PEA No. 16 filed September 29, 1995
17	PEA No. 24 filed September 28, 1998
18	PEA No. 25 filed February 12, 1999
21	PEA No. 33 filed August 27, 1999
23	PEA No. 36 filed October 29, 1999
24	PEA No. 37 filed November 17, 1999
26	PEA No. 39 filed February 25, 2000
30	PEA No. 46 filed September 28, 2000
31	PEA No. 47 filed December 14, 2000
32	PEA No. 48 filed December 26, 2000
35	PEA No. 51 filed May 29, 2001
36	PEA No. 52 filed June 25, 2001
37	PEA No. 53 filed September 14, 2001
38	PEA No. 54 filed September 28, 2001
39	PEA No. 56 filed May 28, 2002
40	PEA No. 57 filed on June 28, 2002
41	PEA No. 58 filed on September 30, 2002
42	PEA No. 59 filed on December 20, 2002
43	PEA No. 62 filed on May 30, 2003
44	PEA No. 63 filed on June 30, 2003
45	PEA No. 64 filed on September 30, 2003
46	PEA No. 65 filed on December 30, 2003
47	PEA No. 66 filed on February 26, 2004
48	PEA No. 67 filed on May 27, 2004
49	PEA No. 68 filed on June 29, 2004
50	PEA No. 69 filed on June 29, 2004
51	PEA No. 70 filed on September 29, 2004
52	PEA No. 73 filed on December 3, 2004
53	PEA No. 74 filed on December 30, 2004
54	PEA No. 77 filed on February 25, 2005
55	PEA No. 79 filed on May 2, 2005
56	PEA No. 80 filed on May 27, 2005
57	PEA No. 81 filed on June 28, 2005
58	PEA No. 82 filed on September 30, 2005
59	PEA No. 83 filed on February 27, 2006
60	PEA No. 84 filed on May 26, 2006
61	PEA No. 86 filed on September 29, 2006
62	PEA No. 87 filed on February 27, 2007
63	PEA No. 91 filed on September 28, 2007
64	PEA No. 92 filed on October 19, 2007
65	PEA No. 96 filed on December 17, 2007
66	PEA No. 96 filed on February 29, 2008
67	PEA No. 98 filed on May 23, 2008
68	PEA No. 99 filed on June 27, 2008
Item 17.	Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of August, 2009.

MONEY MARKET OBLIGATIONS TRUST

By: /s/ George F. Magera
George F. Magera, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                                                            TITLE                                                        DATE

By:           /s/ George F. Magera                                                      Attorney In Fact                                                August 20, 2009
George F. Magera                                                      For the Persons
ASSISTANT SECRETARY                                                      Listed Below

NAME                                                                            TITLE

John F. Donahue*                                                                        Trustee

J. Christopher Donahue*                                                                        President and Trustee
(Principal Executive Officer)

Richard A. Novak*                                                                        Treasurer
(Principal Financial Officer)

John T. Conroy, Jr.*                                                                        Trustee

Nicholas P. Constantakis*                                                                        Trustee

John F. Cunningham*                                                                        Trustee

Peter E. Madden*                                                                        Trustee

Charles F. Mansfield, Jr.*                                                                        Trustee

R. James Nicholson*                                                                        Trustee

Thomas M. O’Neil*                                                                        Trustee

John S. Walsh*                                                                        Trustee

James F. Will*                                                                        Trustee
* By Power of Attorney